INVESTMENT IN AN AFFILIATE (Schedule of Financials) (Details) (New York Global Innovations, Inc. [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
New York Global Innovations, Inc. [Member]
Investments in and Advances to Affiliates [Line Items]
Current assets	$ 672	$ 1,102
Non-current assets	31	54
Total assets	703	1,156
Current liabilities	237	312
Non-current liabilities	38	106
Shareholders' equity	428	738
Total liabilities and shareholders' equity	703	1,156
Revenue	1,288	1,061	3,748
Gross profit	724	544	2,855
Net income (loss)	$ (298)	$ (1,076)	$ (489)